Horizon Dividend Income ETF
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Aerospace & Defense - 0.1%
Lockheed Martin Corp.	268	$176,365

Air Freight & Logistics - 0.3%
FedEx Corp.	1,283	496,521

Banks - 0.8%
Fifth Third Bancorp	6,544	323,732
M&T Bank Corp.	1,716	372,338
PNC Financial Services Group, Inc.	760	161,386
Regions Financial Corp.	9,055	252,000
		1,109,456

Beverages - 1.6%
Constellation Brands, Inc. - Class A	2,681	423,223
Molson Coors Beverage Co. - Class B	2,847	139,474
PepsiCo, Inc.	10,177	1,727,444
		2,290,141

Biotechnology - 8.2%
AbbVie, Inc.	17,789	4,128,471
Amgen, Inc.	11,435	4,438,610
Gilead Sciences, Inc.	22,862	3,405,295
		11,972,376

Building Products - 0.3%
A O Smith Corp.	1,908	148,824
Allegion PLC	757	121,991
Masco Corp.	1,971	141,163
		411,978

Capital Markets - 2.0%
Ameriprise Financial, Inc.	274	128,813
Blackstone, Inc.	7,455	845,173
CME Group, Inc.	2,429	776,066
FactSet Research Systems, Inc.	470	101,901
Franklin Resources, Inc.	5,495	145,837
Invesco Ltd.	5,346	140,386
MSCI, Inc.	642	367,115
T Rowe Price Group, Inc.	4,010	379,466
		2,884,757

Chemicals - 0.4%
CF Industries Holdings, Inc.	2,179	216,898
Eastman Chemical Co.	2,042	154,191
LyondellBasell Industries NV - Class A	2,799	160,999
		532,088

Commercial Services & Supplies - 0.1%
Rollins, Inc.	2,080	126,651

Communications Equipment - 1.4%
Cisco Systems, Inc.	26,211	2,082,726

Consumer Finance - 0.2%
Synchrony Financial	4,441	306,917

Consumer Staples Distribution & Retail - 0.2%
Target Corp.	2,818	320,660

Containers & Packaging - 0.2%
Avery Dennison Corp.	706	138,623
Packaging Corp. of America	626	145,320
		283,943

Distributors - 0.2%
LKQ Corp.	4,081	135,122
Pool Corp.	482	109,501
		244,623

Diversified Telecommunication Services - 3.6%
AT&T, Inc.	65,282	1,828,549
Verizon Communications, Inc.	69,351	3,477,259
		5,305,808

Electric Utilities - 0.2%
Edison International	3,738	279,378

Electronic Equipment, Instruments & Components - 0.8%
TE Connectivity PLC	5,036	1,159,035

Energy Equipment & Services - 0.3%
Halliburton Co.	4,627	166,572
SLB Ltd.	4,431	227,488
		394,060

Financial Services - 0.1%
Jack Henry & Associates, Inc.	809	131,430

Food Products - 1.0%
Conagra Brands, Inc.	7,262	139,794
General Mills, Inc.	4,616	208,782
Hershey Co.	3,722	879,434
Hormel Foods Corp.	5,759	147,430
Lamb Weston Holdings, Inc.	2,002	96,476
		1,471,916

Ground Transportation - 1.8%
Union Pacific Corp.	9,737	2,580,110

Health Care Providers & Services - 0.1%
Quest Diagnostics, Inc.	692	146,642

Hotels, Restaurants & Leisure - 3.9%
Darden Restaurants, Inc.	1,856	396,906
Domino's Pizza, Inc.	369	148,526
Las Vegas Sands Corp.	4,776	270,895
McDonald's Corp.	11,987	4,088,286
Starbucks Corp.	1,558	152,715
Yum! Brands, Inc.	3,847	646,911
		5,704,239

Household Durables - 0.6%
Garmin Ltd.	3,355	848,245

Household Products - 5.1%
Clorox Co.	1,415	179,931
Colgate-Palmolive Co.	13,375	1,325,997
Kimberly-Clark Corp.	3,013	335,769
Procter & Gamble Co.	33,239	5,557,561
		7,399,258

Insurance - 3.9%
Aflac, Inc.	1,137	128,401
Allstate Corp.	2,018	432,901
Cincinnati Financial Corp.	2,023	331,732
Erie Indemnity Co. - Class A	608	163,820
Everest Group Ltd.	388	130,170
Hartford Insurance Group, Inc.	3,796	534,591
Marsh & McLennan Cos., Inc.	5,684	1,061,430
Principal Financial Group, Inc.	1,512	144,275
Progressive Corp.	12,638	2,700,235
Prudential Financial, Inc.	1,177	115,793
		5,743,348

Interactive Media & Services - 0.1%
Match Group, Inc.	3,936	124,378

IT Services - 3.3%
Accenture PLC - Class A	17,425	3,636,946
Cognizant Technology Solutions Corp. - Class A	16,948	1,091,960
		4,728,906

Leisure Products - 0.1%
Hasbro, Inc.	1,630	162,332

Machinery - 2.6%
IDEX Corp.	733	153,541
Illinois Tool Works, Inc.	5,836	1,696,116
Nordson Corp.	538	157,871
PACCAR, Inc.	11,653	1,469,327
Snap-on, Inc.	844	325,126
		3,801,981

Media - 2.0%
Comcast Corp. - Class A	87,736	2,716,307
Omnicom Group, Inc.	1,683	143,543
Versant Media Group, Inc. (a)	3,483	116,053
		2,975,903

Multi-Utilities - 0.2%
DTE Energy Co.	1,593	236,146

Oil, Gas & Consumable Fuels - 15.6%
APA Corp.	5,628	170,923
Chevron Corp. (b)	40,453	7,555,002
ConocoPhillips	18,194	2,064,291
Coterra Energy, Inc.	11,053	338,111
Devon Energy Corp.	3,819	166,241
Diamondback Energy, Inc.	893	155,454
EOG Resources, Inc.	12,400	1,538,592
Expand Energy Corp.	3,499	377,612
Exxon Mobil Corp. (b)	47,146	7,189,765
Kinder Morgan, Inc.	4,811	160,062
Occidental Petroleum Corp.	15,141	803,684
ONEOK, Inc.	6,816	564,160
Targa Resources Corp.	3,433	809,502
Texas Pacific Land Corp.	407	213,386
Valero Energy Corp.	741	151,638
Williams Cos., Inc.	4,894	365,680
		22,624,103

Personal Care Products - 0.1%
Kenvue, Inc.	7,779	148,734

Pharmaceuticals - 12.2%
Bristol-Myers Squibb Co.	43,301	2,700,683
Johnson & Johnson (b)	24,221	6,017,223
Merck & Co., Inc.	57,745	7,149,986
Pfizer, Inc.	37,537	1,037,898
Zoetis, Inc.	6,046	792,631
		17,698,421

Professional Services - 1.5%
Automatic Data Processing, Inc.	5,764	1,235,571
Broadridge Financial Solutions, Inc.	1,459	271,184
Paychex, Inc.	6,870	643,376
		2,150,131

Semiconductors & Semiconductor Equipment - 12.5%
Analog Devices, Inc.	6,355	2,261,045
Applied Materials, Inc.	8,393	3,124,714
KLA Corp.	1,259	1,919,408
Lam Research Corp.	10,316	2,412,809
NXP Semiconductors NV	4,378	993,850
QUALCOMM, Inc.	26,502	3,772,825
Skyworks Solutions, Inc.	14,243	848,598
Texas Instruments, Inc.	13,182	2,796,034
		18,129,283

Specialty Retail - 3.2%
Best Buy Co., Inc.	1,645	101,941
Home Depot, Inc.	5,995	2,282,416
Lowe's Cos., Inc.	4,430	1,172,045
TJX Cos., Inc.	4,783	773,220
Williams-Sonoma, Inc.	1,403	288,527
		4,618,149

Technology Hardware, Storage & Peripherals - 1.2%
HP, Inc.	43,301	822,286
NetApp, Inc.	9,929	983,269
		1,805,555

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. - Class B	3,014	187,411
Ralph Lauren Corp.	404	146,490
Tapestry, Inc.	1,162	180,656
		514,557

Tobacco - 4.3%
Altria Group, Inc.	43,177	2,980,940
Philip Morris International, Inc.	17,144	3,203,014
		6,183,954

Trading Companies & Distributors - 0.7%
Fastenal Co.	14,540	669,422
WW Grainger, Inc.	269	307,932
		977,354

Wireless Telecommunication Services - 2.4%
T-Mobile US, Inc.	16,422	3,565,052
TOTAL COMMON STOCKS (Cost $124,070,129)		144,847,610

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.60% (c)	520,173	520,173
TOTAL MONEY MARKET FUNDS (Cost $520,173)		520,173

TOTAL INVESTMENTS - 100.1% (Cost $124,590,302)		145,367,783
Liabilities in Excess of Other Assets - (0.1)%		(193,034)
TOTAL NET ASSETS - 100.0%		$145,174,749

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral for written options.
(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Horizon Dividend Income ETF
Schedule of Written Options
February 28, 2026 (Unaudited)

WRITTEN OPTIONS - (0.0)% (a)	Notional Amount	Contracts	Value
Call Options - (0.0)% (a)
State Street SPDR S&P 500 ETF Trust, Expiration: 03/03/2026; Exercise Price: $697.52 (b)(c)	$(31,761,337)	(463)	$(4,273)
TOTAL WRITTEN OPTIONS (Premiums received $56,822)			$(4,273)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Horizon Dividend Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$144,847,610	$–	$–	$144,847,610
Money Market Funds	520,173	–	–	520,173
Total Investments	$145,367,783	$–	$–	$145,367,783

Liabilities:
Investments:
Written Options	$–	$(4,273)	$–	$(4,273)
Total Investments	$–	$(4,273)	$–	$(4,273)

Refer to the Schedule of Investments for further disaggregation of investment categories.